SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employee retention credit (“ERC”) refund	$ 3,645	$ 3,645	$ 3,645
Accrued payroll	497	561	444
Sales tax payable	1,120	824	876
Limited product warranty liability	1,079	799	424
Deferred software subscription fees	970	308	76
Other	886	1,139	527
Total	8,814	7,276	5,992
Less current portion	(5,159)	(3,619)	(2,352)
Total accrued and other current liabilities and other liabilities, net	3,655	3,657	$ 3,640
Accrued professional fees	$ 617